Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period	$ 3	$ 28	$ 26
Other comprehensive income (loss) before reclassifications	(18)	(20)	3
Reclassification adjustments from accumulated other comprehensive income	(9)	(5)	(1)
Balance at end of period	(24)	3	28
Unrealized gains (losses) on investment securities
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period	12	4	13
Other comprehensive income (loss) before reclassifications	(12)	13	(8)
Reclassification adjustments from accumulated other comprehensive income	(9)	(5)	(1)
Balance at end of period	(9)	12	4
Retirement Plan Liabilities Adjustments
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period	(13)	20	8
Other comprehensive income (loss) before reclassifications	(6)	(33)	12
Reclassification adjustments from accumulated other comprehensive income	0	0	0
Balance at end of period	(19)	(13)	20
Foreign Currency Translation Adjustments
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period	4	4	5
Other comprehensive income (loss) before reclassifications	0	0	(1)
Reclassification adjustments from accumulated other comprehensive income	0	0	0
Balance at end of period	$ 4	$ 4	$ 4